Cover	Nov. 24, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Duke Energy Progress, LLC and Duke Energy Progress NC Storm Funding LLC furnished a Current Report on Form 8-K on November 24, 2021 and inadvertently attached an incorrect Exhibit 5.1 to such report. Duke Energy Progress, LLC and Duke Energy Progress NC Storm Funding LLC are furnishing this Current Report on Form 8-K/A to attach the correct Opinion of Hunton Andrews Kurth LLP with respect to legality as Exhibit 5.1. For convenience, Duke Energy Progress, LLC and Duke Energy Progress NC Storm Funding LLC are including hyperlinks to the other exhibits and repeating the text of the original report, except that references to Form 8-K have been replaced by references to this Form 8-K/A.
Document Period End Date	Nov. 24, 2021
Entity File Number	1-3382
Entity Registrant Name	DUKE ENERGY PROGRESS, LLC
Entity Central Index Key	0000017797
Entity Tax Identification Number	56-0165465
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	410 South Wilmington Street
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27601-1748
City Area Code	704
Local Phone Number	382-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Duke Energy Progress Nc Storm Funding [Member]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 24, 2021
Entity File Number	333-259315-01
Entity Registrant Name	DUKE ENERGY PROGRESS NC STORM FUNDING LLC
Entity Central Index Key	0001881229
Entity Tax Identification Number	87-2308312
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	410 South Wilmington Street
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27601-1748
City Area Code	704
Local Phone Number	382-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false